Financial items - Summary (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Analysis of income and expense [abstract]
Foreign currency exchange gains/(losses) derivative financial instruments	$ 586	$ (1,476)	$ 797
Other foreign currency exchange gains/(losses)	(420)	2,327	1,291
Net foreign currency exchange gains/(losses)	166	852	2,088
Dividends received	149	218	93
Interest income financial investments, including cash and cash equivalents	1,217	1,468	398
Interest income non-current financial receivables	33	31	30
Interest income other current financial assets and other financial items	551	732	701
Interest income and other financial income	1,951	2,449	1,222
Gains/(losses) financial investments	(522)	123	(394)
Gains/(losses) other derivative financial instruments	46	351	(1,745)
Interest expense bonds and bank loans and net interest on related derivatives	(1,211)	(1,263)	(1,029)
Interest expense lease liabilities	(131)	(132)	(90)
Capitalised borrowing costs	662	468	382
Accretion expense asset retirement obligations	(525)	(538)	(449)
Interest expense current financial liabilities and other financial expense	(377)	(195)	(192)
Interest expenses and other financial expenses	(1,582)	(1,660)	(1,379)
Net financial items	$ 58	$ 2,114	$ (207)